Chapter 11 Proceedings - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fresh-Start Adjustment [Line Items]
Debt held as subject to compromise	$ 7,705	$ 0
Derivatives previously recorded at fair value	249
Loss on Newbuilding global settlement agreement	1,064
Accounts payable and other liabilities	103
Accrued interest payable	50
Amount due to related party	20
Liabilities subject to compromise	9,191	$ 0
Senior undersecured or impaired external debt
Fresh-Start Adjustment [Line Items]
Debt held as subject to compromise	2,334
Unsecured bonds
Fresh-Start Adjustment [Line Items]
Debt held as subject to compromise	$ 5,371